Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 03, 2019	Jan. 30, 2019	Mar. 08, 2019	Feb. 28, 2019	Mar. 29, 2019	Dec. 10, 2018	Dec. 31, 2018	Jan. 15, 2019
Two aframax tankers
Subsequent Event [Line Items]
Amount drawn down						$ 5,172
Subsequent Event
Subsequent Event [Line Items]
Common stock - Dividend declared					$ 0.05
Dividends per share declared - payment date					May 30, 2019
Dividends per share declared - record date					May 24, 2019
Subsequent Event | Two aframax tankers
Subsequent Event [Line Items]
Amount drawn down	$ 5,172
Subsequent Event | Two suezmax tankers
Subsequent Event [Line Items]
Term of operating lease contract								5 years
Repayments Of Debt			$ 15,000
8% Series B Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage							8.00%
8% Series B Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid		$ 0.5
8.875% Series C Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage							8.875%
8.875% Series C Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid		0.55469
9.50% Series F Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage							9.50%
9.50% Series F Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid		$ 0.59375
8.75% Series D Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage							8.75%
8.75% Series D Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid				$ 0.54687
9.25% Series E Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage							9.25%
9.25% Series E Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid				$ 0.57812